UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2260

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
(Address of principal executive offices) (Zip Code)

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/08 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2008

Shares		Value

COMMON STOCKS (97.1%)

	ADVERTISING (1.0%)
60,000	Omnicom Group, Inc.	$2,650,800
	AEROSPACE/DEFENSE (4.1%)
34,000	General Dynamics Corp.	2,834,580
27,000	L-3 Communications Holdings, Inc.	2,952,180
24,000	Lockheed Martin Corp.	2,383,200
43,000	Raytheon Co.	2,778,230
		10,948,190

	AUTO PARTS (1.0%)
81,000	Johnson Controls, Inc.	2,737,800
	BEVERAGE - SOFT DRINK (1.0%)
45,000	Coca-Cola Co. (The)	2,739,150
	BIOTECHNOLOGY (1.0%)
33,000	Genentech, Inc. *	2,678,940
	CABLE TV (1.8%)
123,000	Comcast Corp. Class A	2,333,310
104,000	DIRECTV Group, Inc. (The) *	2,578,160
		4,911,470

	CANADIAN ENERGY (1.9%)
33,000	EnCana Corp.	2,499,750
52,000	Imperial Oil Ltd.	2,717,520
		5,217,270

	CHEMICAL - BASIC (2.1%)
63,000	E.I. du Pont de Nemours & Co.	2,945,880
18,000	Potash Corporation of Saskatchewan, Inc.	2,793,780
		5,739,660

	CHEMICAL - DIVERSIFIED (1.0%)
25,000	Monsanto Co.	2,787,500
	CHEMICAL - SPECIALTY (2.0%)
25,500	Mosaic Co. (The) *	2,616,300
32,000	Praxair, Inc.	2,695,360
		5,311,660

	COMPUTER & PERIPHERALS (3.7%)
18,000	Apple, Inc. *	2,583,000
54,000	Hewlett-Packard Co.	2,465,640
23,500	International Business Machines Corp.	2,705,790
146,000	Sun Microsystems, Inc. *	2,267,380
		10,021,810

	COMPUTER SOFTWARE & SERVICES (4.8%)
60,000	Automatic Data Processing, Inc.	2,543,400
97,000	Microsoft Corp.	2,752,860
135,000	Oracle Corp. *	2,640,600
70,000	Paychex, Inc.	2,398,200
54,000	SAP AG ADR	2,676,780
		13,011,840

	DIVERSIFIED COMPANIES (2.0%)
34,000	Danaher Corp.	2,585,020

Shares		Value

40,000	United Technologies Corp.	$2,752,800
		5,337,820

	DRUG (7.8%)
45,000	Celgene Corp. *	2,758,050
49,000	Eli Lilly & Co.	2,527,910
37,000	Genzyme Corp. *	2,757,980
57,000	Gilead Sciences, Inc. *	2,937,210
55,000	Merck & Co., Inc.	2,087,250
41,000	Novo Nordisk A/S ADR	2,838,840
113,000	Pfizer, Inc.	2,365,090
60,000	Teva Pharmaceutical Industries Ltd. ADR	2,771,400
		21,043,730

	ELECTRICAL EQUIPMENT (2.9%)
105,000	Corning, Inc.	2,524,200
51,000	Emerson Electric Co.	2,624,460
74,000	General Electric Co.	2,738,740
		7,887,400

	ENTERTAINMENT (1.0%)
88,000	Walt Disney Co. (The)	2,761,440
	FOOD PROCESSING (1.8%)
57,000	Archer-Daniels-Midland Co.	2,346,120
108,000	ConAgra Foods, Inc.	2,571,534
		4,917,654

	FOOD WHOLESALERS (0.9%)
85,000	Sysco Corp.	2,466,700
	FOREIGN ELECTRONICS (0.8%)
56,000	Sony Corp. ADR	2,243,920
	HOUSEHOLD PRODUCTS (1.0%)
36,000	Colgate-Palmolive Co.	2,804,760
	INSURANCE - LIFE (3.1%)
44,000	AFLAC, Inc.	2,857,800
75,000	Manulife Financial Corp.	2,848,500
45,000	MetLife, Inc.	2,711,700
		8,418,000

	INSURANCE - PROPERTY & CASUALTY (0.9%)
51,000	Chubb Corp. (The)	2,523,480
	INTERNET (2.0%)
37,000	Amazon.com, Inc. *	2,638,100
92,000	eBay, Inc. *	2,745,280
		5,383,380

	MACHINERY (1.0%)
32,000	Deere & Co.	2,574,080
	MEDICAL SERVICES (1.7%)
56,000	Aetna, Inc.	2,357,040
65,000	UnitedHealth Group, Inc.	2,233,400
		4,590,440

	MEDICAL SUPPLIES (5.8%)
21,000	Alcon, Inc.	2,987,250
42,000	Baxter International, Inc.	2,428,440

Value Line Larger Companies Fund, Inc.

March 31, 2008

Shares		Value

29,000	Becton, Dickinson & Co.	$2,489,650
41,000	Johnson & Johnson	2,659,670
61,000	St. Jude Medical, Inc. *	2,634,590
37,000	Stryker Corp.	2,406,850
		15,606,450

	METALS & MINING DIVERSIFIED (0.9%)
38,000	BHP Billiton Ltd. ADR	2,502,300
	NATURAL GAS - DIVERSIFIED (3.9%)
27,000	Devon Energy Corp.	2,816,910
21,000	EOG Resources, Inc.	2,520,000
79,000	Williams Companies, Inc. (The)	2,605,420
42,000	XTO Energy, Inc.	2,598,120
		10,540,450

	NEWSPAPER (0.9%)
129,000	News Corp. Class B	2,456,160
	OFFICE EQUIPMENT & SUPPLIES (0.9%)
156,000	Xerox Corp.	2,335,320
	OILFIELD SERVICES/EQUIPMENT (5.1%)
71,000	Halliburton Co.	2,792,430
60,000	Noble Corp.	2,980,200
29,000	Schlumberger Ltd.	2,523,000
20,000	Transocean, Inc. *	2,704,000
37,000	Weatherford International Ltd. *	2,681,390
		13,681,020

	PAPER & FOREST PRODUCTS (0.9%)
90,000	International Paper Co.	2,448,000
	PETROLEUM - INTEGRATED (5.8%)
57,000	Chesapeake Energy Corp.	2,622,775
32,000	Chevron Corp.	2,731,520
31,000	Exxon Mobil Corp.	2,621,980
27,000	Hess Corp.	2,380,860
37,000	Occidental Petroleum Corp.	2,707,290
25,000	Petroleo Brasileiro S.A. - Petrobras ADR	2,552,750
		15,617,175

	PETROLEUM - PRODUCING (1.1%)
24,000	Apache Corp.	2,899,680
	PHARMACY SERVICES (4.1%)
69,000	CVS Caremark Corp.	2,795,190
45,000	Express Scripts, Inc. *	2,894,400
58,000	Medco Health Solutions, Inc. *	2,539,820
72,000	Walgreen Co.	2,742,480
		10,971,890

	PRECIOUS METALS (1.8%)
55,000	Barrick Gold Corp.	2,389,750
63,000	Goldcorp, Inc.	2,441,250
		4,831,000

Shares		Value

	PRECISION INSTRUMENT (0.9%)
80,000	Agilent Technologies, Inc. *	$2,386,400
	RAILROAD (2.0%)
50,000	Canadian National Railway Co.	2,416,000
51,000	CSX Corp.	2,859,570
		5,275,570

	RETAIL - SPECIAL LINES (0.9%)
56,000	Best Buy Co., Inc.	2,321,760
	RETAIL STORE (1.1%)
54,000	Wal-Mart Stores, Inc.	2,844,720
	SECURITIES BROKERAGE (1.8%)
139,000	Charles Schwab Corp. (The)	2,617,370
4,900	CME Group, Inc.	2,298,590
		4,915,960

	SHOE (1.1%)
42,000	NIKE, Inc. Class B	2,856,000
	TELECOMMUNICATION SERVICES (2.0%)
76,000	AT&T, Inc.	2,910,800
30,000	Telefonica S.A. ADR	2,595,300
		5,506,100

	TELECOMMUNICATIONS EQUIPMENT (2.8%)
97,000	Juniper Networks, Inc. *	2,425,000
76,000	Nokia Oyj ADR	2,419,080
63,000	QUALCOMM, Inc.	2,583,000
		7,427,080

	WIRELESS NETWORKING (1.0%)
25,000	Research In Motion Ltd. *	2,805,750

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.1%) (Cost $246,783,798)	261,937,679

Principal Amount		Value

REPURCHASE AGREEMENTS (1) (2.8%)

$7,500,000	With Morgan Stanley, 1.15%, dated 3/31/08, due 4/1/08, delivery value $7,500,240 (collateralized by $5,855,000 U.S. Treasury Notes 6.625%, due 2/15/27, with a value of $7,670,432)	7,500,000

	TOTAL REPURCHASE AGREEMENTS (Cost $7,500,000)	7,500,000

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)	394,066

NET ASSETS (100%)	$269,831,745

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($269,831,745 ÷ 13,765,327 shares outstanding)	$19.60

*	Non-income producing.
(1)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$254,283,798	$25,823,412	$(10,669,531)	$15,153,881

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$261,937,679	-
Level 2 - Other Significant Observable Inputs	7,500,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$269,437,679	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 03/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$-	$-

*The realized gain/loss earned during the period ended 03/31/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	May 29, 2008